Note 9 - Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	June 30, 2014	February 12, 2014 (Issuance)
	(Unaudited)	(Unaudited)
Conversion Feature :
Risk-free interest rate	0.88%	0.74%
Expected volatility	198%	211%
Expected life (in years)	2.63	3.00
Expected dividend yield	0.00%	0.00%

Warrants :
Risk-free interest rate	2.53%	2.80%
Expected volatility	198%	211%
Expected weighted average life (in years)	9.58	10
Expected dividend yield	0.00%	0.00%

Fair Value :
Conversion feature	$1,508,202	$2,951,785
Warrants	840,282	1,635,781
	$2,348,484	$4,587,566

June 15, 2012 (Note & Warrant Amendment and Restatement Date)
Conversion feature :
Risk-free interest rate	0.29%
Expected volatility	111%
Expected life (in years)	1.87
Expected dividend yield	0.00%

Warrants :
Risk-free interest rate	0.29%
Expected volatility	111%
Expected weighted average life (in years)	1.87
Expected dividend yield	0.00%

Fair Value :
Conversion feature	$2,295,881
Warrants	1,176,668
$3,472,549